Schedule III - Consolidated Real Estate and Accumulated Depreciation	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Consolidated Real Estate and Accumulated Depreciation

PATRIOT TRANSPORTATION HOLDING, INC.
SCHEDULE III (CONSOLIDATED) - REAL ESTATE & ACCUMULATED DEPRECIATION AND DEPLETION
(dollars in thousands)
SEPTEMBER 30, 2011

			Cost	Gross amount		Year		Depreciation
	Encumb-	Initial Cost	capitalized	at which	Accumulated	of	Date	Life
County	rances	to	subsequent	carried at	Depreciation	Construct-	Acquired	Computed
		Company	to	end of	& Depletion	ion		on:
			acquisition	period(a)

Construction Aggregates
Alachua, FL	$ -	$ 1,442	$ -	$ 1,442	$ 128	n/a	4/86	unit
Clayton, GA	-	369	-	369	5	n/a	4/86	unit
Fayette, GA	-	685	-	685	62	n/a	4/86	unit
Lake, FL	-	402	-	402	146	n/a	4/86	unit
Lee, FL	-	4,690	6	4,696	6	n/a	4/86	unit
Monroe, GA	-	792	-	792	277	n/a	4/86	unit
Muscogee, GA	-	369	(45)	324	257	n/a	4/86	unit
Prince Wil., VA	-	299	-	299	298	n/a	4/86	unit
Putnam, FL	-	15,002	37	15,039	4,152	n/a	4/86	unit
	-	24,050	(2)	24,048	5,331	n/a	4/86	unit
Other Rental Property
Wash D.C.	-	2,957	15,686	18,643	3,218	n/a	4/86	15 yr
Wash D.C.	-	3,811	-	3,811	-	n/a	10/97
Putnam, FL	-	302	19	321	304	n/a	4/86	5 yr
Spalding, GA	-	20	-	20	-	n/a	4/86
Lake, FL	-	1,083	-	1,083	968	n/a	4/86	unit
Marion, FL	-	1,180	4	1,184	599	n/a	4/86	unit
	-	9,353	15,709	25,062	5,089	n/a	4/86
Commercial Property
Baltimore, MD	2,190	439	3,978	4,417	2,381	2011	10/89	39 yr
Baltimore, MD	5,159	950	6,786	7,736	3,814	2011	12/91	39 yr
Baltimore, MD	1,767	690	2,861	3,551	1,141	2011	7/99	39 yr
Baltimore, MD	-	5,634	12,145	17,779	393	2011	12/02	39 yr
Baltimore City, MD	-	5,750	3,257	9,007	149	2011	12/10	39 yr
Duval, FL	-	2,416	541	2,957	2,688	n/a	4/86	25 yr
Harford, MD	1,591	31	3,830	3,861	1,687	1998	8/95	39 yr
Harford, MD	2,970	50	5,657	5,707	1,927	2011	8/95	39 yr
Harford, MD	4,421	85	7,062	7,147	2,776	2010	8/95	39 yr
Harford, MD	-	92	1,487	1,579	-	n/a	8/95	39 yr
Harford, MD	3,293	88	10,133	10,221	2,907	2010	8/95	39 yr
Harford, MD	2,517	155	11,567	11,722	2,484	2011	8/95	39 yr
Howard, MD	2,307	2,859	4,699	7,558	3,461	2011	9/88	39 yr
Howard, MD	1,597	2,473	981	3,454	1,096	2006	3/00	39 yr
Anne Arun, MD	1,075	715	8,122	8,837	4,778	2011	9/88	39 yr
Anne Arun, MD	8,910	950	13,120	14,070	3,346	2010	5/98	39 yr
Anne Arun, MD	8,480	1,525	10,800	12,325	2,101	2010	8/04	39 yr
Anne Arun, MD	4,371	737	5,324	6,061	941	2010	1/03	39 yr
Anne Arun, MD	-	667	9,621	10,288	767	2011	7/07	39 yr
Norfolk, VA	6,076	7,512	-	7,512	1,557	n/a	10/04	39 yr
Prince Wil., VA	-	7,324	6,164	13,488	-	n/a	12/05	39 yr
Newcastle Co., DE	10,548	11,559	1,798	13,357	2,637	2010	4/04	39 yr
Carroll, MD	-	4,720	2,243	6,963	-	n/a	3/08	n/a
	67,272	57,421	132,176	189,597	43,031
Investment Property	-	2,231	315	2,546	659	n/a	4/86	n/a

GRAND TOTALS	$67,272	$ 93,055	$ 148,198	$ 241,253	$ 54,110
(a) The aggregate cost for Federal income tax purposes is $222,014